John Hancock
Short Duration Municipal Opportunities Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 107.1%				$33,654,429
(Cost $33,419,936)
Alabama 3.4%				1,062,409
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	250,585
Southeast Alabama Gas Supply District Project No. 2, Series B (A)	5.000	06-01-49	500,000	531,794
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	280,030
Arizona 1.5%				480,988
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	465,456
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,532
Arkansas 1.1%				345,411
Little Rock School District Construction, GO	3.000	02-01-28	350,000	345,411
California 7.1%				2,233,501
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	500,000	536,654
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A (A)	3.250	08-01-29	300,000	302,705
California Municipal Finance Authority Northbay Healthcare, Series A	5.000	11-01-25	250,000	252,792
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	300,000	295,650
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	537,348
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	308,352
Colorado 1.2%				377,215
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-27	155,000	164,222
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	212,993
Connecticut 2.2%				675,260
City of Bridgeport Series B, GO	5.000	08-15-27	445,000	473,486
Town of Hamden Whitney Center Project	5.000	01-01-50	240,000	201,774
Delaware 1.5%				470,215
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	470,215
District of Columbia 1.7%				519,877
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	519,877
Florida 10.2%				3,209,614
Cabot Citrus Farms Community Development District (A)	5.250	03-01-29	300,000	300,000
Capital Trust Authority KIPP Miami - North Campus Project, Series A (C)	5.000	06-15-34	300,000	304,038
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	533,727
Florida Development Finance Corp. Imagine School at Broward Project, Series A (C)	5.000	12-15-34	200,000	204,583
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	$26,239
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	300,000	327,159
Lee County Industrial Development Authority Shell Point Obligation Group	4.000	11-15-31	100,000	99,276
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	50,000	52,514
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	175,000	185,340
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	213,333
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	296,441
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	351,487
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	325,000	315,477
Georgia 5.0%				1,575,254
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	258,744
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	517,487
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	265,182
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	533,841
Illinois 6.0%				1,897,576
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	560,104
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	280,000	273,804
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	530,425
State of Illinois, GO	4.125	11-01-31	525,000	533,243
Indiana 0.6%				177,498
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	177,498
Kansas 1.0%				327,304
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	327,304
Kentucky 3.3%				1,036,977
County of Boone Duke Energy Project	3.700	08-01-27	500,000	494,574
Kentucky Public Energy Authority Series A	5.000	05-01-55	250,000	262,394
Northern Kentucky Water District Series B	3.125	02-01-29	280,000	280,009
Louisiana 0.9%				289,529
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	300,000	289,529
Maryland 1.7%				534,528
Maryland Stadium Authority Built to Learn	5.000	06-01-27	500,000	534,528
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 8.0%				$2,522,403
Massachusetts Development Finance Agency Boston University, Series U-6C	3.300	10-01-42	1,000,000	1,000,000
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	16,042
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,898
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	1,250,000	1,305,763
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-28	175,000	189,700
Michigan 2.4%				766,789
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	103,497
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	150,071
Grand Valley State University Series A	5.000	12-01-32	500,000	513,221
Missouri 3.2%				1,009,691
Health & Educational Facilities Authority of the State of Missouri St. Louis University, Series B-1	3.400	10-01-35	1,000,000	999,993
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	10,000	9,698
Montana 0.8%				253,442
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	253,442
Nevada 0.0%				10,585
County of Washoe Fuel Tax	5.000	02-01-42	10,000	10,585
New Hampshire 0.4%				140,494
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	3.375	07-01-33	5,000	4,646
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	3.500	07-01-34	145,000	135,848
New Jersey 1.8%				564,407
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	564,407
New York 3.3%				1,022,632
Albany County Airport Authority Series B, AMT	5.000	12-15-26	500,000	519,737
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	45,000	45,480
Metropolitan Transportation Authority Series A-2	5.000	11-15-45	315,000	342,649
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,293
New York State Urban Development Corp. Personal Income Tax, Series C-3	5.000	03-15-39	50,000	52,618
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	55,000	56,855
North Carolina 4.0%				1,250,370
Charlotte-Mecklenburg Hospital Authority Series C	3.450	01-15-37	1,000,000	1,000,000
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1 (A)	4.250	10-01-28	250,000	250,370
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio 1.0%				$304,578
Jefferson County Port Authority JSW Steel Project, AMT (C)	5.000	12-01-53	300,000	304,578
Oklahoma 3.4%				1,076,621
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-28	240,000	259,114
Cache Educational Facilities Authority Cache Public Schools Project, Series A	5.000	09-01-33	250,000	278,349
Oklahoma County Independent School District No. 89 Oklahoma City Series A, GO	3.000	07-01-25	290,000	289,538
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-24	250,000	249,620
Pennsylvania 8.3%				2,604,051
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	312,635
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	430,931
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	224,811
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	33,555
Pennsylvania Economic Development Financing Authority Capitol Region Parking System, Series A (A)(B)	4.125	01-01-43	500,000	488,775
Pennsylvania Economic Development Financing Authority Capitol Region Parking System, Series B (A)	4.375	07-01-53	500,000	485,100
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System, Series A	5.000	08-15-42	375,000	385,790
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	200,000	191,716
Philadelphia Authority for Industrial Development Temple University, 1st Series 2015	5.000	04-01-35	50,000	50,738
Puerto Rico 0.6%				181,765
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.723	11-01-43	310,709	181,765
South Carolina 1.9%				590,038
City of Rock Hill Combined Utility System Revenue Series A	5.000	01-01-40	200,000	224,595
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	350,000	334,095
State of South Carolina Series A, GO	5.000	04-01-26	30,000	31,348
Tennessee 0.1%				20,960
County of Knox Series C, GO	5.000	06-01-26	20,000	20,960
Texas 13.8%				4,346,047
City of Austin Public Improvement, GO	5.000	09-01-33	150,000	160,542
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	551,537
Decatur Hospital Authority Wise Health System, Series B (B)	3.000	09-01-41	95,000	95,689
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	30,000	30,742
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	253,581
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	85,800
Elevon Municipal Utility District No. 1-A, GO (A)(B)	4.000	09-01-33	310,000	318,607
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	$500,497
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-38	10,000	9,228
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System, Series A	5.000	12-01-26	350,000	354,236
Montgomery County Municipal Utility District No. 111, GO (A)(B)	5.000	09-01-29	120,000	130,674
Montgomery County Municipal Utility District No. 111, GO (A)(B)	5.000	09-01-30	130,000	142,981
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	495,675
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	300,000	293,383
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	345,000	364,790
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	25,000	25,958
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	532,127
Virgin Islands 0.1%				26,137
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	25,000	26,137
Virginia 0.7%				216,293
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	206,260
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	10,000	10,033
Washington 2.4%				767,126
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	517,106
Washington State Housing Finance Commission Emerald Heights Project, Series B1	4.750	07-01-27	250,000	250,020
West Virginia 1.2%				372,793
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	395,000	372,793
Wisconsin 1.3%				394,051
Public Finance Authority Friends Homes, Inc. (C)	4.000	09-01-24	55,000	54,844
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	325,000	339,207

	Yield (%)	Shares	Value
Short-term investments 2.4%			$744,746
(Cost $744,699)
Short-term funds 2.4%
John Hancock Collateral Trust (E)	5.2759(F)	74,472	744,746
Total investments (Cost $34,164,635) 109.5%			$34,399,175
Other assets and liabilities, net (9.5%)			(2,972,297)
Total net assets 100.0%			$31,426,878

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-29-24.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	3.6
Build America Mutual Assurance Company	2.9
TOTAL	6.5
The fund had the following sector composition as a percentage of total investments on 2-29-24:
General obligation bonds	11.8%
Revenue bonds	86.0%
Health care	19.1%
Education	18.7%
Other revenue	17.2%
Development	9.5%
Airport	9.4%
Facilities	2.8%
Utilities	2.6%
Transportation	2.6%
Housing	1.8%
Pollution	1.5%
Water and sewer	0.8%
Short-term investments	2.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$33,654,429	—	$33,654,429	—
Short-term investments	744,746	$744,746	—	—
Total investments in securities	$34,399,175	$744,746	$33,654,429	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	74,472	$751,881	$17,203,100	$(17,210,876)	$522	$119	$34,258	—	$744,746
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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